Purchase Consideration (Detail) (CNY)	Dec. 31, 2012 Fastweb Acquisition		Sep. 09, 2012 Fastweb Acquisition	Dec. 15, 2011 Managed Network Entities	Sep. 30, 2010 Managed Network Entities		Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua")
Business Acquisition [Line Items]
Cash consideration	33,395,000	[1]			50,000,000		14,820,000	[2]
Contingent ordinary share issuance	82,645,000	[3],[4]		99,251,000	75,494,000	[5],[6],[7]	46,700,000	[8],[9]
Total fair value of purchase price consideration	116,040,000		116,040,000	169,168,000	172,439,000		77,469,000
Contingent cash consideration				69,917,000	38,536,000	[5],[7]	15,949,000	[10],[8]

[1]	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.
[2]	The cash consideration of RMB14,820 was paid in October 2011.
[3]	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.
[4]	The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether Fastweb will meet the contractually stipulated targets. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2012 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2012, with its fair value of RMB41,197 reclassified to additional paid in capital. The remaining contingent consideration related to fiscal 2013 has been recorded in the "Amount due to related parties" balance within the Company's statement of financial position (Note 23).
[5]	The contingent consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2011, 2012 and 2013, as well as the successful negotiation of a country-wide fiber optic lease agreement with a specific third party that is critical to the expansion of their business. The above contingent consideration amounts were derived from the Company's assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts still outstanding have been recorded in the "Amount due to related parties" balance within the Company's statement of financial position (Note 23).
[6]	In accordance with the sales and purchase agreement, if the option to acquire the Company's ordinary shares per (ii) above is exercised, any contingent consideration payable in shares, if and when the stipulated targets are achieved, would be reduced by the number of shares issued through the exercise of that option. As such, the valuation of the contingent consideration payable in shares represents the fair value of the contingent share consideration payable that is in excess of the shares issuable as discussed in (ii) above. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets discussed in (iii) above, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingencies with respect to the financial targets for fiscal years 2011 and 2012 were resolved, the corresponding portions of the contingent consideration in shares were remeasured on December 31, 2011 and 2012, respectively, with their fair values reclassified to additional paid in capital.
[7]	The Company determined the fair value of the contingent consideration in cash and ordinary shares, the option to acquire the Company's ordinary shares and the call option with the assistance of an independent third party valuation firm.
[8]	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.
[9]	The contingent consideration in shares is determined based on the achievement by Gehua of certain financial targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, from September 1, 2011 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. Such contingent consideration amounts still outstanding have been recorded in the "Amount due to related parties" balance within the Company's statement of financial position. As the contingency with respect to the financial targets for the period from September 1, 2011 to December 31, 2011 has been resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value reclassified to additional paid in capital.
[10]	The contingent cash consideration is determined based on the achievement by Gehua of certain financial targets for the period from September 1, 2011 to August 31, 2012. The above contingent consideration amounts were derived from the Company's assessment of whether Gehua will meet the certain contractually stipulated targets. Such amounts were fully paid by February 2013, as the contingency was resolved in 2012.